Provisions (Details) - Schedule of provisions - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	S/ 34,721	S/ 26,161
Ending Balance	60,908	34,721
Current portion	24,269	9,380
Non-current portion	36,639	25,341
Provisions	60,908	34,721
Additions, note 23	34,928	24,222
Exchange difference	1,060	728
Unwinding of discounts, note 26	735	427
Change in estimate	(260)
Payments and advances	(10,276)	(16,817)
Worker' Profit-Sharing [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	9,380	13,903
Ending Balance	24,269	9,380
Current portion	24,269	9,380
Non-current portion
Provisions	24,269	9,380
Additions, note 23	25,165	9,513
Exchange difference
Unwinding of discounts, note 26
Change in estimate
Payments and advances	(10,276)	(14,036)
Long-term Incentive Plan [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	12,090	8,514
Ending Balance	22,513	12,090
Current portion
Non-current portion	22,513	12,090
Provisions	22,513	12,090
Additions, note 23	9,763	5,759
Exchange difference
Unwinding of discounts, note 26	660	343
Change in estimate
Payments and advances		(2,526)
Quarry rehabilitation provision [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	10,161	1,829
Ending Balance	11,036	10,161
Current portion
Non-current portion	11,036	10,161
Provisions	11,036	10,161
Additions, note 23		7,775
Exchange difference	1,060	728
Unwinding of discounts, note 26	75	84
Change in estimate	(260)
Payments and advances		(255)
Provision of legal contingencies [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	3,090	1,915
Ending Balance	3,090	3,090
Current portion
Non-current portion	3,090	3,090
Provisions	3,090	3,090
Additions, note 23		1,175
Exchange difference
Unwinding of discounts, note 26
Change in estimate
Payments and advances